Joint Arrangements - Husky Midstream Limited Partnership (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 2,866	$ 2,513	$ 1,319
Results of Operations
Revenues	22,252	18,583
Expenses	20,157	17,859
Proportionate share of net loss	1,457	786
Equity	19,614	17,967
Balance Sheets
Current assets	5,688	5,616
Non-current assets	29,537	27,311
Current liabilities	4,994	3,507
Total Assets	35,225	32,927
Carrying amount in balance sheet	1,319	1,238
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	16	28
Results of Operations
Revenues	296	294
Expenses	(177)	(107)
Proportionate share of net loss	$ 119	$ 187
Share of equity investment (percent)	35.00%	35.00%
Equity	$ 18	$ 49
Balance Sheets
Current assets	115	152
Non-current assets	2,849	2,617
Current liabilities	(153)	(75)
Non-current liabilities	(825)	(690)
Total Assets	$ 1,986	$ 2,004
Proportion Of Net Assets In Joint Venture	35.00%	35.00%
Carrying amount in balance sheet	$ 669	$ 685
Power Assets Holding Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment (percent)	48.75%
Cheung Kong Infrastructure Holdings Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment (percent)	16.25%